Restructuring and Other Expenses (Tables)	12 Months Ended
Sep. 30, 2025
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Other Expenses
The following illustrates the expenses incurred by the Company relating to Restructuring and Other Expenses for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
Restructuring and employee severance costs	$101,562	$69,968	$105,220
Business transformation efforts	122,286	130,069	82,117
Other, net	5,574	33,592	42,547
Total restructuring and other expenses	$229,422	$233,629	$229,884